EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule Of Earnings Per Share Basic
The details of the earnings per share calculations for the years ended December 31, 2025, 2024, and 2023, are as follows (shares in millions):

Basic	Years Ended December 31,
	2025	2024	2023
Net income from continuing operations attributable to Honeywell	4,461	4,968	4,913
Net income from discontinued operations attributable to Honeywell	268	737	745
Net income attributable to Honeywell	$4,729	$5,705	$5,658
Weighted average shares outstanding	639.0	650.9	663.0

Earnings per share of common stock from continuing operations—basic	$6.98	$7.63	$7.41
Earnings per share of common stock from discontinued operations—basic	$0.42	$1.13	$1.12
Earnings per share of common stock—basic	$7.40	$8.76	$8.53

Schedule Of Earnings Per Share Diluted

Assuming Dilution	Years Ended December 31,
	2025	2024	2023
Net income from continuing operations attributable to Honeywell	4,461	4,968	4,913
Net income from discontinued operations attributable to Honeywell	268	737	745
Net income attributable to Honeywell	$4,729	$5,705	$5,658
Average shares
Weighted average shares outstanding	639.0	650.9	663.0
Dilutive securities issuable—stock plans	3.8	4.4	5.2
Total weighted average diluted shares outstanding	642.8	655.3	668.2

Earnings per share of common stock from continuing operations—assuming dilution	$6.94	$7.58	$7.36
Earnings per share of common stock from discontinued operations—assuming dilution	0.42	1.13	1.11
Earnings per share of common stock—assuming dilution	$7.36	$8.71	$8.47